UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.2%
AIR TRANSPORT	0.8%
LMI AEROSPACE, INC.*		14,900	$288,613

BANKS	0.8%
ALLIANCE BANKSHARES CORP.*		11,500	60,145
SILVER STATE BANCORP*		34,450	298,337
			358,482

BIOTECHNOLOGY	3.5%
OMRIX BIOPHARMACEUTICALS, INC.*		45,000	630,000
REPLIGEN CORP.*		144,500	696,490
			1,326,490

CASINOS & GAMBLING	0.2%
CENTURY CASINOS, INC.*		20,800	67,392

CHEMICALS	3.7%
KMG CHEMICALS, INC.		26,100	402,723
LSB INDUSTRIES, INC.*		20,300	299,222
ULTRALIFE BATTERIES, INC.*		60,200	710,962
			1,412,907

COMMERICIAL INFORMATION SYSTEM	1.0%
INTERNET GOLD-GOLDEN LINES LTD.*		46,700	380,605

COMMUNICATION & MEDIA	0.6%
GLOBAL TRAFFIC NETWORK, INC.*		23,600	206,736

COMMUNICATION TECHNOLOGY	4.6%
CERAGON NETWORKS LTD.*		91,900	868,455
CHYRON CORP.*		59,500	309,400
NETWORK EQUIPMENT TECHNOLOGY, INC.*		59,200	388,944
TELULAR CORP.*		55,275	184,619
			1,751,418

COMPUTER SERVICES SOFTWARE & SYSTEM	18.4%
BITSTREAM, INC.*		8,100	45,198
CLICKSOFTWARE TECHNOLOGIES LTD.*		198,000	580,140
DOUBLE-TAKE SOFTWARE, INC.*		80,200	936,736
EBIX, INC.*		10,100	747,400
EDGEWATER TECHNOLOGY, INC.*		3,500	18,445
GLOBALSCAPE, INC.*		58,500	128,700
GSE SYSTEMS, INC.*		51,200	416,768
GUIDANCE SOFTWARE, INC.*		22,400	200,480
INNODATA ISOGEN, INC.*		61,200	261,324
INSWEB CORP.*		19,400	208,162
INTERACTIVE INTELLIGENCE, INC.*		19,600	230,692
KENEXA CORP.*		61,732	1,140,807
NETSOL TECHNOLOGIES, INC.*		5,600	11,144
SIGMA DESIGNS, INC.*		22,800	516,876
SILVERSTAR HLDGS. LTD.*		266,700	304,038
SIMULATIONS PLUS, INC.*		194,800	362,328
VASCO DATA SECURITY INTERNATIONAL, INC.*		34,308	469,333
WEBSITE PROS, INC.*		43,800	430,554
			7,009,125

COMPUTER TECHNOLOGY	3.6%
NCI, INC.*		36,000	683,640
SILICOM LTD.*		50,200	696,274
			1,379,914

CONTROL & FILTER DEVICES	0.8%
K-TRON INTERNATIONAL, INC.*		2,400	288,264

DIVERSIFIED PRODUCTION	1.1%
ASTRONICS CORP.*		22,400	432,768

EDUCATION SERVICES	1.3%
GP STRATEGIES CORP.*		51,800	492,100

ELECTRONIC INSTRUMENTS	2.1%
AEHR TEST SYSTEMS*		11,200	94,640
PERCEPTRON, INC.*		54,500	690,515
			785,155

ELECTRONIC MEDICAL SYSTEMS	0.8%
SOMANETICS CORP.*		20,422	317,971

ELECTRONICS SEMI-CONDUCTORS	7.0%
ALLIANCE FIBER OPTIC PRODUCTS, INC.*		55,700	71,853
AUTHENTEC, INC.*		15,800	157,052
AXT, INC.*		145,600	694,512
CATALYST SEMICONDUCTOR, INC.*		94,900	521,001
MEMSIC, INC.*		26,900	161,669
NVE CORP.*		29,200	721,240
RAMTRON INTERNATIONAL CORP.*		79,300	325,130
			2,652,457

ENGINEERING & CONSTRUCTION SERVICES	1.6%
VERSAR, INC.*		47,700	298,602
VSE CORP.		11,600	327,468
			626,070

FINANCIAL DATA PRODUCT SERVICES	2.8%
CYBERSOURCE CORP.*		71,929	1,050,883

FINANCIAL INFORMATION SERVICES	0.5%
THESTREET.COM, INC.		21,900	176,952

HEALTH CARE FACILITIES	1.7%
ALMOST FAMILY, INC.*		29,700	591,327
IPC THE HOSPITALIST COMPANY, INC.*		2,200	43,516
			634,843

HEALTH CARE MISC.	0.9%
AMERICAN CARESOURCE HLDGS., INC.*		100,900	353,150

MACHINE OILWELL EQUIPMENT	7.7%
ALLIS-CHALMERS ENERGY, INC.*		40,500	558,495
BOLT TECHNOLOGY CORP.*		36,800	678,224
FLOTEK INDUSTRIES, INC.*		34,000	496,060
T-3 ENERGY SERVICES, INC.*		28,100	1,195,936
			2,928,715

MACHINERY - CONSTRUCTION	0.2%
PARAGON TECHNOLOGIES, INC.*		16,500	86,955

MACHINERY & ENGINEERING	0.4%
PEERLESS MFG. CO.*		4,400	142,604

MACHINE TOOLS	1.6%
HURCO COMPANIES, INC.*		13,178	616,467

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	3.3%
SYNOVIS LIFE TECHNOLOGIES, INC.*		55,700	873,376
TRANSCEND SERVICES, INC.*		43,800	399,456
			1,272,832

METAL FABRICATING	3.6%
DYNAMIC MATERIALS CORP.*		20,602	890,006
GRAHAM CORP.		13,675	486,693
			1,376,699

OIL CRUDE PRODUCER	1.8%
GEOKINETICS, INC.*		35,300	639,636
GEORESOURCES, INC.*		1,700	25,500
PANHANDLE OIL AND GAS, INC.*		500	13,820
			678,956

OIL INTEGRATED DOMESTIC	2.0%
GMX RESOURCES, INC.*		21,800	761,474

POLLUTION & ENVIRONMENTAL SERVICE	1.3%
FUEL - TECH N.V.*		23,500	481,750

RETAIL	0.5%
APPLIANCE RECYCLING CENTERS OF AMERICA, INC.*		37,000	181,670

SERVICE COMMERCIAL	6.8%
BIDZ.COM, INC.*		70,300	589,114
CRM HLDGS. LTD.*		91,700	469,504
ICF INTERNATIONAL, INC.*		37,300	747,865
PERFICIENT, INC.*		78,418	622,639
RAINMAKER SYSTEMS, INC.*		47,634	154,811
			2,583,933

TECHNOLOGY MISC.	2.3%
VOCUS, INC.*		33,300	879,120

TELECOMMUNICATIONS	0.8%
NUMEREX CORP.*		26,900	188,300
VICON INDUSTRIES, INC.*		25,000	125,000
			313,300

TIRES & RUBBER	0.7%
FEMALE HEALTH CO.*		116,600	284,504

UTILITIES TELECOMMUNICATION	1.9%
COMMTOUCH SOFTWARE LTD.*		85,667	352,091
RRSAT GLOBAL COMMUNICATION NETWORK LTD.*		24,900	377,982
			730,073

WHOLESALERS	0.5%
CLEAN DIESEL TECHNOLOGIES, INC.*		13,500	176,445

TOTAL EQUITIES
(COST: $37,689,845)			$35,487,792

COMMERCIAL PAPER	5.3%	FACE AMOUNT	VALUE
GE CAPITAL CORP.		2,000,000	$2,000,000
2.20%, DUE 04/03/2008

TOTAL COMMERICAL PAPER
(COST: $2,000,000)			$2,000,000

WARRANTS	0.4%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC.($2.50, expires 04-03-11) (a)		260,000	$104,907
THINK PARTNERSHIP, INC..($3.05, expires 12-05-11) (a)		81,873	35,553
THINK PARTNERSHIP, INC.($4.00, expires 12-05-11) (a)		40,937	15,672

TOTAL WARRANTS
(COST: $0)			$156,132

TOTAL INVESTMENTS	98.9%
(COST: $39,689,845)			$37,643,924

OTHER ASSETS LESS LIABILITIES	1.1%		413,461

NET ASSETS - 100% (EQUIVALENT TO $11.35 PER SHARE BASED ON 3,354,317 SHARES OUTSTANDING)			$38,057,385

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2008.

Based on the cost of investments of $39,774,583 for federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation was $5,079,787 the aggregate gross unrealized depreciation was $7,210,446 and the net unrealized depreciation of investments was $2,130,659.

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.9%
ADVERTISING AGENCY	5.2%
FOCUS MEDIA HLDG. LTD. ADR*		135,278	$4,755,022
INVENTIV HEALTH, INC.*		38,350	1,104,863
VALUECLICK, INC.*		100,300	1,730,175
			7,590,060

AUTO TRUCKS & PARTS	0.9%
SPARTAN MOTORS, INC. *		157,300	1,330,758

BANKS	0.6%
PINNACLE FINANCIAL PARTNERS, INC.*		32,500	832,000

BIOTECHNOLOGY	1.0%
OMRIX BIOPHARMACEUTICALS, INC.*		101,100	1,415,400

BUILDING MATERIALS	1.6%
ZOLTEK COMPANIES, INC.*		87,700	2,325,804

COMMUNICATION TECHNOLOGY	5.2%
ACME PACKET, INC.*		129,564	1,035,216
ATHEROS COMMUNICATIONS, INC.*		126,700	2,640,428
GLOBECOMM SYSTEMS, INC.*		88,400	769,080
SIERRA WIRELESS, INC.*		131,400	2,095,830
STARENT NETWORKS CORP.*		81,200	1,096,200
			7,636,754

COMPUTER SERVICES SOFTWARE & SYSTEMS	18.9%
ARCSIGHT, INC.*		134,600	930,086
COMSCORE, INC.*		64,500	1,293,870
CONCUR TECHNOLOGIES, INC.*		76,900	2,387,745
DEALERTRACK HLDGS., INC.*		76,600	1,548,852
DOUBLE-TAKE SOFTWARE, INC.*		144,400	1,686,592
INTERACTIVE INTELLIGENCE, INC.*		154,900	1,823,173
KENEXA CORP.*		67,600	1,249,248
PROS HLDGS., INC.*		124,400	1,561,220
SAPIENT CORP.*		230,000	1,600,800
SIGMA DESIGNS, INC.*		127,808	2,897,407
STANLEY, INC.*		114,400	3,370,224
SYNCHRONOSS TECHNOLOGIES, INC.*		138,400	2,772,152
TALEO CORP.*		63,600	1,233,840
ULTIMATE SOFTWARE GROUP, INC.*		42,300	1,271,538
VASCO DATA SECURITY INTERNATIONAL, INC.*		139,600	1,909,728
			27,536,475

COMPUTER TECHNOLOGY	5.0%
FALCONSTOR SOFTWARE, INC.*		244,900	1,863,689
PHOENIX TECHNOLOGIES LTD.*		150,400	2,355,264
SYNAPTICS, INC.*		126,300	3,016,044
			7,234,997

DRUGS & PHARMACEUTICALS	3.5%
CARACO PHARMACEUTICAL LABORATORIES LTD.*		72,000	1,292,400
OBAGI MEDICAL PRODUCTS, INC.*		132,600	1,150,968
SCIELE PHARMA, INC.*		131,967	2,573,357
			5,016,725

ELECTRICAL	2.0%
AXSYS TECHNOLOGIES, INC.*		28,990	1,446,021
ORION ENERGY SYSTEMS, INC.*		158,300	1,510,182
			2,956,203

ELECTRONIC MEDICAL SYSTEMS	3.3%
ACCURAY, INC.*		148,700	1,161,347
CYNOSURE, INC.*		85,600	1,823,280
NATUS MEDICAL, INC.*		104,200	1,891,230
			4,875,857

ELECTRONICS SEMI-CONDUCTORS	6.7%
ANADIGICS, INC.*		200,800	1,317,248
AUTHENTEC, INC.*		79,600	791,224
CAVIUM NETWORKS, INC.*		35,400	580,560
IPG PHOTONICS CORP.*		121,800	1,911,042
MELLANOX TECHNOLOGIES LTD.*		98,000	1,365,140
NETLOGIC MICROSYSTEMS, INC.*		81,800	1,974,652
O2MICRO INTERNATIONAL LTD. ADR*		229,100	1,770,943
			9,710,809

ENERGY MISC.	1.7%
DAWSON GEOPHYSICAL CO.*		36,500	2,463,750

FINANCE COMPANIES	0.8%
LIFE PARTNERS HLDGS., INC.		65,200	1,202,940

FINANCIAL DATA PRODUCT SERVICES	3.6%
CYBERSOURCE CORP.*		150,100	2,192,961
EXLSERVICE HLDGS., INC.*		136,000	3,122,560
			5,315,521

FORMS & BULK PRINT	2.3%
INNERWORKINGS, INC.*		239,100	3,354,573

HEALTH CARE MANAGEMENT SERVICES	2.0%
ALLSCRIPTS HEALTHCARE, INC.*		68,318	705,042
HEALTHEXTRAS, INC.*		90,900	2,257,956
			2,962,998

HEALTH CARE SERVICES	2.1%
NIGHTHAWK RADIOLOGY HLDGS., INC.*		154,500	1,446,120
VIRTUAL RADIOLOGIC CORP.*		102,200	1,561,616
			3,007,736

INSURANCE	2.4%
EHEALTH, INC.*		159,800	3,526,786

MACHINE OILWELL EQUIPMENT	4.3%
DRIL-QUIP, INC.*		43,300	2,012,151
FLOTEK INDUSTRIES, INC.*		33,300	485,847
T-3 ENERGY SERVICES, INC.*		34,200	1,455,552
WILLBROS GROUP, INC.*		72,400	2,215,440
			6,168,990

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	1.1%
LIFECELL CORP.*		36,900	1,550,907

MEDICAL & DENTAL SERVICES	1.1%
GENOPTIX, INC.*		62,200	1,555,622

METAL FABRICATING	1.5%
DYNAMIC MATERIALS CORP.*		52,100	2,250,720

OIL CRUDE PRODUCER	8.5%
ARENA RESOURCES, INC.*		90,800	3,514,868
CARRIZO OIL & GAS, INC.*		96,501	5,719,614
GULFPORT ENERGY CORP.*		98,715	1,046,379
TXCO RESOURCES, INC.*		11,000	136,180
WARREN RESOURCES, INC.*		161,900	1,921,753
			12,338,794

POLLUTION & ENVIRONMENTAL SERVICE	0.5%
TEAM, INC.*		26,000	709,800

RESTAURANTS	1.7%
BJ'S RESTAURANTS, INC.*		171,300	2,468,433

RETAIL	1.0%
VOLCOM, INC.*		74,503	1,505,706

SERVICE COMMERCIAL	2.9%
G-MARKET, INC. ADR*		121,100	2,593,962
LIQUIDITY SERVICES, INC.*		114,600	916,800
PERFICIENT, INC.*		86,000	682,840
			4,193,602

SHOES	1.5%
ICONIX BRAND GROUP, INC.*		129,500	2,246,825

TECHNOLOGY MISC.	0.5%
DICE HLDGS., INC.*		89,700	799,227

TEXTILE-APPAREL MANUFACTURER	0.2%
LULULEMON ATHLETICA, INC.*		10,800	307,044

WHOLESALE & INTERNATIONAL TRADE	2.3%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		58,300	3,392,477

TOTAL EQUITIES
(COST: $144,338,500)			$139,784,293

COMMERCIAL PAPER	4.1%	FACE AMOUNT	VALUE
AIG FUNDING		6,000,000	$6,000,000
2.85%, DUE 04/02/08

TOTAL COMMERCIAL PAPER
COST: ($6,000,000)			$6,000,000

WARRANTS	0.2%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC. ($2.50, expires 04/03/11) (a)		540,000	$217,884
THINK PARTNERSHIP, INC. ($3.05, expires 12/05/11) (a)		170,043	73,841
THINK PARTNERSHIP, INC. ($4.00, expires 12/05/11) (a)		85,022	32,549

TOTAL WARRANTS
(COST: $0)			$324,274

TOTAL INVESTMENTS	100.2%
(COST: $150,338,500)			$146,108,567

OTHER LIABILITIES LESS ASSETS	(0.2%)		(329,869)

NET ASSETS - 100% (EQUIVALENT TO $18.21 PER SHARE BASED ON 8,006,785 SHARES OUTSTANDING)			$145,778,698

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $151,833,064 for federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation was $22,741,081, the aggregate gross unrealized depreciation was $28,465,578 and the net unrealized depreciation of investments was $5,724,497.

OBERWEIS MID-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.9%
ADVERTISING AGENCY	2.0%
FOCUS MEDIA HLDG. LTD. ADR*		5,100	$179,265

BIOTECH RESEARCH & PRODUCTION	5.1%
CUBIST PHARMACEUTICALS, INC.*		9,900	182,358
ICON PLC. ADR*		4,400	285,516
			467,874

BUILDING MATERIALS	2.0%
ZOLTEK COMPANIES, INC.*		6,900	182,988

CHEMICALS	1.0%
ENERSYS*		3,800	90,896

COMMERCIAL INFORMATION SERVICE	1.8%
BAIDU.COM, INC. ADR*		700	167,741

COMMUNICATION TECHNOLOGY	2.8%
ATHEROS COMMUNICATIONS, INC.*		5,000	104,200
CIENA CORP.*		5,000	154,150
			258,350

COMPUTER SERVICES SOFTWARE & SYSTEMS	14.4%
ANSYS, INC.*		4,000	138,080
COMMVAULT SYSTEMS, INC.*		11,100	137,640
KENEXA CORP.*		5,200	96,096
MANTECH INTERNATIONAL CORP.*		1,900	86,184
NUANCE COMMUNICATIONS, INC.*		20,200	351,682
OMNITURE, INC.*		8,100	188,001
SAPIENT CORP.*		33,000	229,680
SIGMA DESIGNS, INC.*		4,400	99,748
			1,327,111

COMPUTER TECHNOLOGY	1.9%
SYNAPTICS, INC.*		7,400	176,712

CONSTRUCTION	2.3%
CHICAGO BRIDGE & IRON CO. N.V. ADR		5,500	215,820

CONSUMER ELECTRONICS	1.0%
SOHU.COM, INC.*		2,000	90,260

COSMETICS	1.7%
ULTA SALON, COSMETICS, & FRAGRANCE, INC.*		11,400	160,056

DIVERSE FINANCIAL SERVICES	1.3%
NASDAQ OMX GROUP, INC.*		3,200	123,712

DRUGS & PHARMACEUTICALS	3.1%
SCIELE PHARMACEUTICAL, INC.*		5,900	115,050
UNITED THERAPEUTICS CORP.*		1,900	164,730
			279,780

ELECTRONIC MEDICAL SYSTEMS	9.3%
HOLOGIC, INC.*		2,700	150,120
ILLUMINA, INC.*		4,600	349,140
INTUITIVE SURGICAL, INC.*		1,091	353,866
			853,126

ELECTRONICS	3.8%
FLIR SYSTEMS, INC.*		11,700	352,053

FINANCIAL DATA PRODUCT SERVICES	2.1%
CYBERSOURCE CORP.*		13,100	191,391

FORMS & BULK PRINT	1.9%
INNERWORKINGS, INC.*		12,500	175,375

HEALTH CARE MANAGEMENT SERVICES	3.0%
HEALTHEXTRAS, INC.*		4,100	101,844
PHASE FORWARD, INC.*		10,400	177,632
			279,476

MACHINE OILWELL EQUIPMENT	7.8%
OCEANEERING INTERNATIONAL, INC.*		4,000	252,000
SUPERIOR ENERGY SERVICES, INC.*		5,800	229,796
WILLBROS GROUP, INC.*		7,600	232,560
			714,356

MACHINERY - INDUSTRIAL	1.7%
CHART INDUSTRIES, INC.*		4,600	155,664

MACHINERY - SPECIALTY	1.0%
BUCYRUS INTERNATIONAL, INC.*		900	91,485

OIL CRUDE PRODUCER	4.2%
ARENA RESOURCES, INC.*		2,700	104,517
CARRIZO OIL & GAS, INC.*		4,700	278,569
			383,086

PRODUCER DURABLES MISC.	3.1%
BE AEROSPACE, INC.*		8,000	279,600

RESTAURANTS	1.9%
CHIPOTLE MEXICAN GRILL, INC.*		1,500	170,145

RETAIL	6.9%
GAMESTOP CORP.*		5,000	258,550
PRICELINE.COM, INC.*		3,100	374,666
			633,216

SHOES	3.6%
DECKERS OUTDOOR CORP.*		1,800	194,076
ICONIX BRAND GROUP, INC.*		7,700	133,595
			327,671

TEXTILE - APPAREL MANUFACTURER	5.9%
GUESS?, INC.		7,200	291,384
LULULEMON ATHLETICA, INC.*		8,900	253,027
			544,411

WHOLESALE AND INTERNATIONAL TRADE	3.3%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		5,252	305,614

TOTAL EQUITIES
(COST: $8,475,313)			$9,177,234

TOTAL INVESTMENTS	99.9%
(COST: $8,475,313)			$9,177,234

OTHER ASSETS LESS LIABILITIES	0.1%		11,885

NET ASSETS - 100% (EQUIVALENT TO $12.06 PER SHARE BASED ON 762,141 SHARES OUTSTANDING)			$9,189,119

* Non-Income producing security during the quarter ended March 31, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $8,496,964 for federal income tax purposes at March 31, 2008 the aggregate gross unrealized appreciation was $1,508,877 the aggregate gross unrealized depreciation was $828,607 and the net unrealized appreciation of investments was $680,270.

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.6%
AUTO COMPONENTS	2.6%
MINTH GROUP LTD.*		3,668,500	$3,780,379
XINYI GLASS HLDG. CO. LTD.*		3,093,600	2,098,798
ZHEJIANG GLASS CO.*		5,584,200	3,874,603
			9,753,780

COMPUTERS & PERIPHERALS	1.9%
CHINA DIGITAL TV HLDG. ADR*		371,600	6,926,624

CONSTRUCTION & ENGINEERING	1.1%
CHINA COMMUNICATIONS CONSTRUCTION CO.*		1,811,100	4,002,611

CONSTRUCTION MATERIALS	3.5%
CHINA NATIONAL BUILDING MATERIAL CO. LTD.*		3,693,600	8,704,056
CHINA NATIONAL MATERIALS CO.*		5,216,800	4,109,010
			12,813,066

CONTAINERS & PACKAGING	0.5%
AMVIG HLDGS. LTD.*		1,899,400	1,825,537

DISTRIBUTORS	2.6%
HUABAO INTERNATIONAL HLDGS. LTD.		7,618,000	6,264,601
LI & FUNG LTD.*		948,800	3,517,167
			9,781,768

DIVERSIFIED CONSUMER SERVICES	5.5%
ATA, INC. ADR*		268,700	2,380,682
HARTFORD EDUCATION CORP.*		2,073,100	256,040
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		107,600	6,978,936
RAFFLES EDUCATION CORP. LTD.		14,119,800	10,565,872
			20,181,530

ELECTRICAL EQUIPMENT	3.7%
CHINA HIGH SPEED TRANSMISSION*		7,827,000	11,404,622
SUNTECH POWER HLDGS. CO. LTD. ADR*		52,500	2,129,400
			13,534,022

ELECTRONIC EQUIPMENT & INSTRUMENTS	0.9%
KINGBOARD CHEMICALS HLDGS. LTD.*		912,800	3,231,244

ENERGY EQUIPMENT & SERVICES	5.3%
ANTON OILFIELD SERVICES GROUP*		10,224,800	1,747,346
CHINA OILFIELD SERVICES LTD.*		4,692,800	7,694,054
EZRA HLDGS. LTD.		5,606,800	8,431,891
SHANDONG MOLONG PETROLEUM CO. LTD.*		4,605,100	544,376
TSC OFFSHORE GROUP LTD.*		4,025,000	1,184,333
			19,602,000

FOOD PRODUCTS	1.1%
CHINA MENGNIU DAIRY CO.*		1,419,800	4,141,194

GAS UTILITIES	1.8%
CHINA GAS HLDGS. LTD.*		5,823,800	1,444,230
XINAO GAS HLDGS. LTD.*		2,879,400	5,187,075
			6,631,305

HEALTH CARE EQUIPMENT & SUPPLIES	3.5%
MINDRAY MEDICAL INTERNATIONAL LTD. ADR		289,500	8,378,130
SHANDONG WEIGAO GROUP*		3,931,100	4,677,325
			13,055,455

HOTELS RESTAURANTS & LEISURE	6.2%
AJISEN CHINA HLDGS. LTD.*		2,772,900	3,491,667
CTRIP.COM INTERNATIONAL LTD. ADR*		282,300	14,967,546
HOME INNS & HOTELS MGMT, INC. ADR*		224,600	4,422,374
			22,881,587

INTERNET SOFTWARE & SERVICES	9.1%
ALIBABA.COM LTD.*		2,230,200	4,619,355
BAIDU.COM, INC. ADR*		53,000	12,700,390
SOHU.COM, INC.*		171,000	7,717,230
TENCENT HLDGS. LTD.*		1,492,200	8,503,411
			33,540,386

LEISURE EQUIPMENT & PRODUCTS	3.3%
LI NING CO. LTD.*		4,333,600	12,222,382

LIFE SCIENCES TOOLS & SERVICES	1.5%
WUXI PHARMATECH, INC. ADR*		247,900	5,543,044

MACHINERY	2.1%
CHINA INFRASTRUCTURE MACHINERY HLDG.*		3,172,700	2,368,523
ENRIC ENERGY EQUIPMENT*		1,220,900	1,239,309
EVA PRECISION INDUSTRIAL HLDG.*		2,137,700	571,324
GUANGZHOU SHIPYARD INTERNATIONAL CO.*		1,113,600	3,405,483
			7,584,639

MARINE	1.7%
CHINA SHIPPING DEVELOPMENT*		1,973,300	6,199,326

MEDIA	7.7%
AIR MEDIA GROUP, INC. ADR*		408,900	6,501,510
FOCUS MEDIA HLDGS. LTD. ADR*		360,500	12,671,575
VISIONCHINA MEDIA, INC. ADR*		829,300	9,188,644
			28,361,729

METALS & MINING	3.9%
CHINA MOLYBDENUM CO.*		3,282,500	3,623,017
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD.*		5,018,100	6,628,342
ZIJIN MINING GROUP CO. LTD.*		4,164,975	3,981,602
			14,232,961

MULTILINE RETAIL	5.8%
GOLDEN EAGLE RETAIL GROUP LTD.*		5,033,964	4,139,640
LIFESTYLE INTERNATIONAL HLDGS. LTD.*		1,432,300	3,043,981
NEW WORLD DEPARTMENT STORE CHINA*		3,580,200	4,163,210
PARKSON RETAIL GROUP LTD.*		1,199,100	10,107,221
			21,454,052

OIL, GAS & CONSUMABLE FUELS	0.9%
GUSHAN ENVIRONMENTAL ENERGY LTD. ADR*		244,500	3,195,615

PAPER & FOREST PRODUCTS	2.6%
CHINA GRAND FORESTRY RESOURCES*		15,530,100	1,696,155
LEE MAN PAPER MANUFACTURING LTD.*		3,881,200	6,213,790
NINE DRAGONS PAPER HLDGS. LTD.*		2,177,600	1,771,146
			9,681,091

PERSONAL PRODUCTS	2.7%
ECOGREEN FINE CHEMICALS GROUP*		1,497,100	407,811
HENGAN INTERNATIONAL GROUP CO. LTD.*		2,774,700	9,519,186
			9,926,997

REAL ESTATE MANAGEMENT & DEVELOPMENT	1.2%
E HOUSE CHINA HLDGS. ADR*		326,500	4,293,475

SOFTWARE	4.3%
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		329,725	6,225,208
PERFECT WORLD CO. LTD. ADR*		185,700	4,217,247
VANCEINFO TECHNOLOGIES, INC. ADR*		794,500	5,402,600
			15,845,055

SPECIALTY RETAIL	1.5%
BELLE INTERNATIONAL HLDGS.*		5,396,700	5,595,956

TEXTILE, APPAREL & LUXURY GOODS	8.5%
ANTA SPORTS PRODUCTS CO. LTD.*		7,920,900	8,427,085
CHINA HONGXING SPORTS LTD.*		8,787,900	3,766,836
CHINA SKY CHEMICAL FIBRE CO.*		8,002,000	5,813,506
PEACE MARK HLDGS. LTD.		6,442,000	5,802,448
PORTS DESIGN LTD.*		2,680,695	7,577,790
			31,387,665

TRADING CO. & DISTRIBUTION	0.6%
KS ENERGY SERVICES LTD.*		1,636,000	2,139,417

WATER UTILITIES	1.0%
EPURE INTERNATIONAL LTD.*		10,006,500	3,852,988

TOTAL EQUITIES
(COST: $359,963,008)			$363,418,501

COMMERCIAL PAPER	0.5%	FACE AMOUNT	VALUE
GE CAPITAL CORP.		1,750,000	$1,750,000
2.20%, DUE 04/02/2008

TOTAL COMMERCIAL PAPER
(COST: $1,750,000 )			$1,750,000

WARRANTS	0.0%	UNITS	VALUE
CHEMICALS
JIUTIAN CHEMICAL GROUP LTD. ($0.80, expires 10/15/10)		4,587,700	$116,654

TOTAL WARRANTS
(COST: $0)			$116,654

TOTAL INVESTMENTS	99.1%
(COST: $361,713,008)			$365,285,155

OTHER ASSETS LESS LIABILITIES	0.9%		3,190,977

NET ASSETS - 100% (EQUIVALENT TO $18.97 PER SHARE BASED ON 19,426,860 SHARES OUTSTANDING)			$368,476,132

* Non-Income producing security during the period ended March 31, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $368,225,901 for federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation was $54,186,460, the aggregate gross unrealized depreciation was $57,127,206 and the net unrealized depreciation of investments was $2,940,746.

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS BASED ON THE COUNTRY OF RISK OF THE UNDERLYING SECURITY)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	90.2%
SINGAPORE	8.4%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.5%
AUSTRALIA	8.0%
AUSENCO LTD.		90,000	1,122,728
COMPUTERSHARE LTD.		95,000	759,680
INCITEC PIVOT LTD.*		10,000	1,289,972
JB HI-FI LTD.		33,000	271,429
LEIGHTON HLDGS. LTD.		7,500	293,362
MONADELPHOUS GROUP LTD.		80,000	1,019,183
			4,756,354

AUSTRIA	2.9%
SCHOELLER-BLECKMANN OILFIELD*		19,000	1,692,995

CANADA	0.4%
ABSOLUTE SOFTWARE CORP.*		20,000	248,234

CHINA	1.3%
LENOVO GROUP LTD.*		1,190,000	764,521

DENMARK	6.2%
AURIGA INDUSTRIES AS*		18,000	548,757
FLSMIDTH & CO. AS*		15,000	1,484,630
VESTAS WIND SYSTEMS AS*		15,000	1,638,650
			3,672,037

FINLAND	1.3%
ELISA CORP.		25,000	624,398
POYRY OYJ		5,000	124,248
			748,646

GERMANY	7.6%
AIXTRON AG*		80,000	1,097,551
PHOENIX SOLAR AG*		17,000	957,879
ROTH & RAU AG*		4,081	850,077
SGL CARBON AG*		25,000	1,578,756
			4,484,263

GREECE	2.9%
HELLENIC EXCHANGES*		30,000	712,335
JUMBO S.A.		15,000	449,945
SPRIDER STORES S.A.*		120,105	563,161
			1,725,441

HONG KONG	3.7%
NEW WORLD DEPARTMENT STORE CHINA*		500,000	581,422
NOBLE GROUP LTD.*		1,000,000	1,598,315
			2,179,737

IRELAND	1.2%
ICON PLC. ADR*		11,000	713,790

ITALY	1.2%
DANIELI & CO. SPA*		20,000	721,807

JAPAN	5.3%
CAPCOM CO. LTD.		50,000	1,705,457
NGK INSULATORS LTD.		10,500	185,815
WORKS APPLICATIONS CO. LTD.*		850	1,244,984
			3,136,256

NETHERLANDS	4.1%
BOSKALIS WESTMINSTER*		35,000	2,015,756
SMIT INTERNATIONAL NV*		4,000	407,319
			2,423,075

NORWAY	2.9%
ODIM ASA*		100,000	1,732,992

RUSSIA	0.9%
WIMM-BILL-DAN FOODS OJSC ADR*		5,000	512,400

SOUTH AFRICA	2.0%
AQUARIUS PLATINUM LTD.		80,000	1,183,639

SOUTH KOREA	5.2%
KOREA GAS CORP.*		17,000	1,261,675
KOREA LINE CORP.*		4,000	751,250
SUNG KWANG BEND CO. LTD.*		40,000	1,074,368
			3,087,293

SWEDEN	3.5%
BETSSON AB*		40,000	429,159
HAGSTROMER & QVIBERG AB*		50,500	1,325,850
ODD MOLLY INTERNATIONAL AB*		15,100	337,992
			2,093,001

SWITZERLAND	8.8%
BUCHER INDUSTRIES AG*		1,000	270,869
BURCKHARDT COMMPRESSION HLDG.*		3,500	1,117,209
EFG INTERNATIONAL*		27,000	924,378
MEYER BURGER TECHNOLOGY AG*		3,000	921,357
SWISSQUOTE GROUP HLDGS.*		36,000	1,966,569
			5,200,382

UNITED KINGDOM	27.1%
AGGREKO*		120,000	1,537,301
AVEVA GROUP		103,000	2,328,319
GAME GROUP*		560,000	2,358,942
IG GROUP HLDGS. PLC*		80,000	519,578
INTERMEDIATE CAPITAL GROUP PLC*		15,000	465,299
INTERNATIONAL PERSONAL FINANCE*		45,000	203,624
LAMPRELL PLC*		218,000	1,730,605
SENIOR PLC*		330,000	654,931
TELECOM PLUS PLC*		20,000	100,820
WEIR GROUP*		114,000	1,721,754
WELLSTREAM HLDGS. PLC*		103,000	2,688,094
WOOD GROUP (JOHN) PLC		220,000	1,770,496
			16,079,763

TOTAL EQUITIES
(COST: $49,908,183)			$57,156,626

TOTAL INVESTMENTS	96.5%
(COST: $49,908,183)			$57,156,626

OTHER ASSETS LESS LIABILITIES	3.5%		2,076,401

NET ASSETS - 100% (EQUIVALENT TO $12.31 PER SHARE BASED ON 4,810,231 SHARES OUTSTANDING)			$59,233,027

* Non-Income producing security during the period ended March 31, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $50,697,145 for federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation was $8,097,046, the aggregate gross unrealized depreciation was $1,637,565 and the net unrealized appreciation of investments was $6,459,481.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	8.4%
CONSUMER STAPLES	0.9%
ENERGY	13.3%
FINANCIALS	10.3%
HEALTH CARE	1.2%
INDUSTRIALS	38.7%
INFORMATION TECHNOLOGY	15.2%
MATERIALS	5.1%
TELECOMM SERVICE	1.2%
UTILITIES	2.2%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	88.2%
AUSTRALIA	14.3%
AUSENCO LTD.		13,800	$172,152
COMPUTERSHARE LTD.		7,100	56,776
GLOUCESTER COAL LTD.		15,800	140,353
INCITEC PIVOT LTD.*		1,850	238,645
LEIGHTON HLDGS. LTD.		2,790	109,131
LIHIR GOLD LTD.*		16,300	53,479
MACARTHUR COAL LTD.		17,800	212,778
MOUNT GIBSON IRON LTD.*		95,300	249,962
WORLEYPARSONS LTD.		2,700	82,588
			1,315,864

CHINA
ANHUI CONCH CEMENT CO. LTD.*	18.2%	8,000	54,943
BAIDU.COM, INC. ADR*		500	119,815
CHINA NATIONAL BUILDING MATERIAL CO. LTD.*		26,000	61,270
CHINA OILFIELD SERVICES LTD.*		56,000	91,814
CHINA SHIPPING DEVELOPMENT*		46,000	144,514
CHINA YURUN FOOD GROUP LTD.*		126,000	159,146
CTRIP.COM INTERNATIONAL LTD. ADR*		2,831	150,100
FERROCHINA LTD.*		84,000	79,335
FOCUS MEDIA HLDGS. LTD. ADR*		2,800	98,420
HOME INNS & HOTELS MGMT, INC. ADR*		4,100	80,729
LI NING CO. LTD. *		22,000	62,048
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		1,889	122,520
PERFECT WORLD CO. LTD. ADR*		1,800	40,878
SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*		3,500	101,850
ZHAOJIN MINING INDUSTRY CO. LTD.*		43,500	136,939
ZIJIN MINING GROUP CO. LTD.*		170,000	162,515
			1,666,836

HONG KONG
AMVIG HLDGS. LTD.*	7.4%	28,000	26,911
BELLE INTERNATIONAL HLDGS.*		56,000	58,068
CHINA GREEN HLDGS. LTD.		138,000	152,670
CHINA INFRASTRUCTURE MACHINERY HLDG.*		49,000	36,580
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD.*		122,100	161,280
PEACE MARK HLDGS. LTD.*		44,000	39,632
PORTS DESIGN LTD.*		48,700	137,665
TENCENT HLDGS. LTD.*		11,400	64,964
			677,770

INDIA	2.5%
BHARTI AIRTEL LTD.*		3,100	63,843
GLENMARK PHARMACEUTICALS LTD.*		3,500	42,659
JAIN IRRIGATION SYSTEMS LTD.*		1,300	19,182
RANBAXY LABORATORIES LTD.*		1,900	20,764
SUZLON ENERGY LTD.*		6,200	40,767
TATA POWER CO. LTD.*		1,400	40,880
			228,095

INDONESIA	4.0%
PT BUMI RESOURCES TBK*		369,000	248,539
PT INDOCEMENT TUNGGAL PRAKARSA TBK*		37,300	28,568
PT TAMBANG BATUBARA BUKIT ASAM TBK*		44,600	48,694
PT UNITED TRACTORS TBK*		31,500	42,947
			368,748

JAPAN	7.9%
ASAHI GLASS CO. LTD.*		6,000	66,152
CAPCOM CO. LTD.		2,000	68,218
DENA CO. LTD.		19	119,703
KIMOTO CO. LTD.*		1,800	25,407
MINEBEA CO. LTD.		12,000	69,823
NICHI-IKO PHARMACEUTICAL CO. LTD.*		2,400	70,666
NITORI CO. LTD.*		750	42,436
SHINKO PLANTECH CO. LTD.		5,300	68,324
TOKAI CARBON CO. LTD.*		7,000	70,786
TOYO CORP.		4,600	73,283
TOYO TANSO CO. LTD.*		500	46,800
			721,598

MALAYSIA	7.0%
ASIATIC DEVELOPMENT BERHAD		44,300	116,342
GENTING BERHAD*		45,500	93,176
IJM PLANTATIONS BERHAD*		123,100	137,783
IOI CORP. BERHAD		100,700	223,533
KNM GROUP BERHAD*		16,300	27,010
TA ANN HLDGS. BERHAD*		20,000	42,520
			640,364

PAKISTAN	0.9%
FAUJI FERTILIZER BIN QASIM LTD.*		55,500	40,145
PAKISTAN OIL FIELDS LTD.*		7,000	41,021
			81,166

SINGAPORE	5.3%
EZRA HLDGS. LTD.*		88,000	132,340
RAFFLES EDUCATION CORP. LTD.		160,000	119,728
SEMBCORP MARINE LTD.*		59,000	163,740
SWIBER HLDGS. LTD.*		11,000	20,299
TAT HONG HLDGS. LTD.*		26,000	41,934
TIONG WOON CORP. HLDG. LTD.*		31,000	12,725
			490,766

SOUTH KOREA	13.4%
DC CHEMICAL CO. LTD.*		700	266,825
DIGITECH SYSTEMS CO. LTD.*		2,700	58,070
DOOSAN INFRACORE CO. LTD.*		1,900	63,215
HYOSUNG CORP.*		1,100	74,307
HYUNDAI MARINE & FIRE INSURANCE CO. LTD.*		3,100	65,421
HYUNDAI STEEL CO.*		600	41,985
KOREA GAS CORP.*		1,100	81,638
KOREA LINE CORP.*		190	35,684
LG MICRON LTD.*		954	40,266
MEGASTUDY CO. LTD.*		300	99,965
NAMHAE CHEMICAL CORP.*		1,500	39,153
PYEONG SAN CO. LTD.*		1,400	57,889
SAMSUNG TECHWIN CO. LTD.*		1,400	76,337
SODIFF ADVANCED MATERIALS CO. LTD.*		2,000	149,240
TOPFIELD CO. LTD.*		3,911	76,415
			1,226,410

THAILAND	7.3%
AMATA CORP. PCL.*		65,500	35,158
ASIAN PROPERTY DEVELOPMENT PCL.*		350,000	83,373
BANGKOK DUSIT MEDICAL SERVICES PCL.		40,300	40,639
BANPU PCL.		11,200	147,982
CENTRAL PATTANA PCL.*		92,200	82,727
CP ALL PCL.*		250,500	82,744
MAJOR CINEPLEX GROUP PCL.*		69,000	39,886
THAI VEGETABLE OIL PCL.*		273,000	156,941
			669,450

TOTAL EQUITIES
(COST: $8,424,085)			$8,087,067

TOTAL INVESTMENTS	88.2%
(COST: $8,424,085)			$8,087,067

OTHER ASSETS LESS LIABILITIES	11.8%		1,083,758

NET ASSETS - 100% (EQUIVALENT TO $9.10 PER SHARE BASED ON 1,007,463 SHARES OUTSTANDING)			$9,170,825

* Non-Income producing security during the period ended March 31, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $8,518,573 for federal income tax purposes at March 31, 2008, the aggregate gross unrealized appreciation was $158,719, the aggregate gross unrealized depreciation was $590,225 and the net unrealized depreciation of investments was $431,506.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	15.8%
CONSUMER STAPLES	11.2%
ENERGY	11.5%
FINANCIALS	2.0%
HEALTH CARE	1.9%
INDUSTRIALS	13.1%
INFORMATION TECHNOLOGY	6.8%
MATERIALS	23.9%
TELECOMM SERVICE	0.7%
UTILITIES	1.3%

Fair Value Measurements

SFAS No. 157 was issued by the Financial Standards Accounting Board in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 - exchange listed prices or broker quotes in active markets for identical assets.

•
Level 2 - halted securities’ last trade prices or broker quotes in a non-active market and securities closely related where the security held is not trading but the related security is. In addition, amortized cost for short term obligations.

•	Level 3 - securities in which no indications or comparables are available and the use of the company’s financials or other market indicators are used to calculate valuation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2008:

Oberweis Micro-Cap Fund

Investments in Securities
Level 1 - Quoted Prices	$35,487,792
Level 2 - Other Significant Observable Inputs	2,156,132
Level 3 - Significant Unobservable Inputs	0
Total	$37,643,924

Oberweis Emerging Growth Fund

Investments in Securities
Level 1 - Quoted Prices	$139,784,293
Level 2 - Other Significant Observable Inputs	6,324,274
Level 3 - Significant Unobservable Inputs	0
Total	$146,108,567

Oberweis Mid-Cap Fund

Investments in Securities
Level 1 - Quoted Prices	$9,177,234
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$9,177,234

Oberweis China Opportunities Fund

Investments in Securities
Level 1 - Quoted Prices	$363,535,155
Level 2 - Other Significant Observable Inputs	1,750,000
Level 3 - Significant Unobservable Inputs	0
Total	$365,285,155

Oberweis International Opportunities Fund

Investments in Securities
Level 1 - Quoted Prices	$57,156,626
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$57,156,626

Oberweis Asia Opportunities Fund

Investments in Securities
Level 1 - Quoted Prices	$8,087,067
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0
Total	$8,087,067

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By: /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 30, 2008

By: /s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date: May 30, 2008